Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total operating revenue	¥ 154,322	¥ 143,623	¥ 127,806	[1]
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of geographical areas [line items]
Total operating revenue	154,322	143,623	127,489
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	110,112	103,287	92,986
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	41,651	37,773	32,117
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 2,559	¥ 2,563	¥ 2,386

[1]	The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).